Investment properties (Table)	6 Months Ended
Dec. 31, 2020
Investment properties
Schedule of investment property

Total
£’000
At 1 July 2020
Cost	32,193
Accumulated depreciation and impairment	(11,366)
Net book amount	20,827
Six months ended 31 December 2020
Opening net book amount	20,827
Depreciation charge	(135)
Closing net book amount	20,692
At 31 December 2020
Cost	32,193
Accumulated depreciation and impairment	(11,501)
Net book amount	20,692

At 1 July 2019
Cost	32,193
Accumulated depreciation and impairment	(7,214)
Net book amount	24,979
Six months ended 31 December 2019
Opening net book amount	24,979
Depreciation charge	(187)
Closing net book amount	24,792
At 31 December 2019
Cost	32,193
Accumulated depreciation and impairment	(7,401)
Net book amount	24,792